Organization and Description of Business	3 Months Ended	12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014
Organization and Description of Business
Organization and Description of Business

(1) Organization and Description of Business

Paylocity Holding Corporation (the “Company”), through its wholly owned subsidiary, Paylocity Corporation, is a cloud-based provider of payroll and human capital management software solutions for medium-sized organizations. Services are provided in a Software-as-a-Service (“SaaS”) delivery model utilizing the Company’s cloud-based platform. Payroll services include collection, remittance and reporting of payroll liabilities to the appropriate federal, state and local authorities.

(1) Organization and Description of Business

Paylocity Holding Corporation (the “Company”) is a cloud-based provider of payroll and human capital management software solutions for medium-sized organizations. Services are provided in a Software-as-a-Service (“SaaS”) delivery model utilizing the Company’s cloud-based platform. Payroll services include collection, remittance and reporting of payroll liabilities to the appropriate federal, state and local authorities.

The Company was formed on November 6, 2013 at which time Paylocity Corporation became a wholly-owned subsidiary resulting in the inclusion of Paylocity Corporation in the consolidated financial statements of Paylocity Holding Corporation. All holders of Paylocity Corporation equity instruments at the time were issued Paylocity Holding Corporation equity instruments with identical rights and obligations in exchange for their Paylocity Corporation equity instruments. Upon the completion of these transactions, Paylocity Holding Corporation became the sole stockholder of Paylocity Corporation.

In March 2014, the Company amended its Certificate of Incorporation to execute a reverse three for two stock split on its common stock.  All share and per share amounts in the Company’s audited consolidated financial statements and notes to the financial statement reflect the impact of this change on the number of shares authorized, issued, and outstanding and earnings per share.

Initial Public Offering

In March 2014, the Company completed its initial public offering (“IPO”) in which it issued and sold 5,367 shares of common stock and existing shareholders sold 2,735 shares of common stock at a public offering price of $17 per share.  The Company did not receive any proceeds from the sale of common stock by the existing shareholders.  The Company received net proceeds of $81,927 after deducting underwriting discounts and commissions of $6,387 and other offering expenses of $2,925.  Upon the closing of the IPO, all shares of the Company’s then-outstanding redeemable convertible preferred stock automatically converted into 11,933 shares of its $0.001 par value common stock.

In connection with the IPO, in March 2014, the Company amended its Certificate of Incorporation to increase the number of authorized common stock to 155,000 and reduce the number of authorized preferred stock to 5,000.